Document and Entity Information	Sep. 08, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 08, 2016
Registrant Name	Avenue Mutual Funds Trust
Central Index Key	0001544657
Amendment Flag	false
Document Creation Date	Sep. 08, 2016
Document Effective Date	Sep. 08, 2016
Prospectus Date	Feb. 29, 2016
Avenue Credit Strategies Fund | Investor Class
Prospectus:
Trading Symbol	ACSAX
Avenue Credit Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	ACSBX